long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,250
Current portion of non-current borrowings	1,913		1,432
Long-term debt	19,932		20,288		$ 18,518
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	1,400		1,400
Long-term debt	197	$ 159	$ 731	$ 574
Effective average interest rate			0.31%	0.31%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,750		$ 2,250
Current portion of non-current borrowings	$ 0